Montgomery, McCracken, Walker & Rhoads, llp attorneys at law
123 South Broad Street Avenue of the Arts Philadelphia, PA 19109-1029 215-772-1500 Fax 215-772-7620

April 28, 2011

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission
100 F. Street, N.W.
Washington, DC  20549

Re:
Rochdale Investment Trust (File Nos. 333-47415 / 811-08685); Rochdale Alternative Total Return Fund, LLC (File Nos. 811-22503); Rochdale Core Alternative Strategies Fund, LLC (File Nos. 333-138071 / 811-21965); Rochdale Core Alternative Strategies Fund TEI, LLC (File Nos. 333-138072 / 811-21964); Rochdale Core Alternative Strategies Master Fund, LLC (File Nos. 811-21963); Rochdale Structured Claims Fixed Income Fund, LLC (File Nos. 811-22358) (collectively, the “Rochdale Funds”)

Ladies and Gentlemen:

On behalf of the Rochdale Funds, attached herewith for filing pursuant to paragraph (a) of Rule 20a-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) and pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary copy of the notice of meeting, proxy statement and form of proxy to be furnished to shareholders of the Rochdale Funds in connection with a Special Meeting of Shareholders (the “Special Meeting”).

At the Special Meeting, shareholders will be asked to: (i) elect directors; and (ii) approve a sub-advisory agreement with respect to the Rochdale Fixed Income Opportunities Portfolio, a series of Rochdale Investment Trust.  The Rochdale Funds also may transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

Questions concerning these proxy materials may be directed to Terrance James Reilly at (215) 772-7318.

Very truly yours,

/s/ TERRANCE JAMES REILLY
Terrance James Reilly

cc:    Laura Anne Corsell, Esq.

 Enclosure